EMPLOYEE BENEFIT LIABILITIES - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Pension-defined benefit plans, current	$ 1,120	$ 1,320
Long service leave, current	719	627
Employee benefit liabilities, current	1,839	1,947
Pension-defined benefit plans, non-current	5,891	7,576
Long service leave, non-current	106	117
Employee benefit liabilities, non-current	5,997	7,693
Pension-defined benefit plans	7,011	8,896
Long service leave	825	744
Employee benefit liabilities	$ 7,836	$ 9,640